Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
9	PROPERTY, PLANT AND EQUIPMENT continued

	Amounts in R million	Note	Mine plant facilities and equipment (a)	Mine property and development	Exploration assets	Total

	30 June 2018
	Cost		1 689.5	1 264.5	77.3	3 031.3
	Opening balance		1 667.6	1 230.0	77.4	2 975.0
	Additions		82.5	40.2	3.4	126.1
	Disposals		(56.3)	(17.4)	-	(73.7)
	Change in estimate of decommissioning asset	10	(4.3)	11.7	(3.5)	3.9
	Accumulated depreciation and impairment		(815.4)	(753.5)	(9.7)	(1 578.6)
	Opening balance		(760.8)	(706.9)	(9.7)	(1 477.4)
	Depreciation	5.1	(104.3)	(63.7)	-	(168.0)
	Disposals		49.7	17.1	-	66.8

	Carrying value		874.1	511.0	67.6	1 452.7

	30 June 2017
	Cost		1 667.6	1 230.0	77.4	2 975.0
	Opening balance		1 519.5	1 310.4	74.9	2 904.8
	Additions		37.6	65.3	13.4	116.3
	Disposals		(2.8)	(3.9)	-	(6.7)
	Change in estimate of decommissioning asset	10	27.0	(60.9)	(0.5)	(34.4)
	Transfers between classes of property, plant and equipment		92.1	(81.7)	(10.4)	-
	Transferred from non-current assets held for sale	23	-	0.8	-	0.8
	Transferred to inventory		(5.8)	-	-	(5.8)
	Accumulated depreciation and impairment		(760.8)	(706.9)	(9.7)	(1 477.4)
	Opening balance		(598.7)	(693.2)	(12.4)	(1 304.3)
	Depreciation	5.1	(108.7)	(71.1)	-	(179.8)
	Disposals		2.8	3.9	-	6.7
	Transfers between classes of property, plant and equipment		(56.2)	53.5	2.7	-

	Carrying value		906.8	523.1	67.7	1 497.6

Disclosure of commitments [text block]

CONTRACTUAL COMMITMENTS

Amounts in R million	2018	2017

Contracted for but not provided for in the consolidated financial statements	32.7	11.2